Income Taxes Unrecognized Tax Benefits Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2011
Income Tax Contingency
Unrecognized tax benefits	$ 21	$ 30		$ 28	$ 31
Unrecognized tax benefits recognized as liabilities	4			4
Unrecognized tax benefits that would impact effective tax rate	15			17
Possible decrease in unrecognized tax benefits in the next twelve months	8		$ 8
Accrued interest and penalties	1			$ 1
Unrecognized tax benefits, period change	$ 0	$ 3
Internal Revenue Service (IRS)
Income Tax Contingency
Open tax year	2006
State Taxing Authorities
Income Tax Contingency
Open tax year	2006